Share Capital and Reserves - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Under Warrants, beginning balance	4,541,210	544,280	175,802
Number of Shares Under Warrants, Warrants Granted		4,031,630	648,904
Number of Shares Under Warrants, Exercised	(1,052,000)	(34,700)	(279,538)
Number of Shares Under Warrants, Expired/Cancelled			(888)
Number of Shares Under Warrants, ending balance	3,489,210	4,541,210	544,280
Number of Shares Under Warrants, Warrants Exercisable	3,489,210	4,541,210
Weighted Average Exercise Price, beginning balance	$ 3.9	$ 21.2	$ 107.4
Weighted Average Exercise Price, Warrants Granted		1.28	12.8
Weighted Average Exercise Price, Exercised	0		9.8
Weighted Average Exercise Price, Expired/Cancelled			370
Weighted Average Exercise Price, ending balance	54.67	3.9	$ 21.2
Weighted Average Exercise Price, Warrants Exercisable	$ 54.67	$ 3.9